SPARX FUNDS TRUST
c/o SPARX Investment & Research, USA, Inc.
360 Madison Avenue
New York, New York 10017

March 3, 2006

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549
Attention: John C. Grzeskiewicz, Esq.

Re:	SPARX Funds Trust (the “Fund”) Registration Statement on Form N-1A (File No. 333-108229)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the Fund hereby certifies that:

(1)	the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) of the Act would not have differed from that contained in the Fund’s Registration Statement; and

(2)	the text of the Fund’s Registration Statement was filed electronically on February 28, 2006.

SPARX FUNDS TRUST

By: /s/ Erik C. Kleinbeck
      Erik C. Kleinbeck
      Secretary